Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Raw materials	$ 65,449	$ 26,077
Work in process	74,398	45,729
Finished goods	151,334	98,898
Total inventories, net	$ 291,181	$ 170,704